Segments - Additional Information (Detail) - Operating segments [member]	9 Months Ended
Sep. 30, 2023
Disclosure of Operating Segments [Line Items]
Percentage of entity revenue	10.00%
Percentage of taxable profit	10.00%
Percentage of consolidated assets	10.00%